Stock-based Compensation (Fair Value Assumption of Stock Acquisition Rights) (Detail) - MUFG, BTMU, MUTB, MUSHD and MUMSS Stock Acquisition Rights [Member]	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Stock-based Compensation [Line Items]
Risk-free interest rate	0.07%	0.11%	0.22%
Expected volatility	28.03%	28.74%	30.16%
Expected term	4 years	4 years	4 years
Expected dividend yield	2.06%	2.67%	1.96%